Cover	Mar. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42567
Entity Registrant Name	NEONC TECHNOLOGIES HOLDINGS, INC
Entity Central Index Key	0001979414
Entity Tax Identification Number	92-1954864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Dole Drive
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	(310)
Local Phone Number	663-7831
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	NTHI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false